Average Annual Total Returns - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2024
Fidelity Advisor Mega Cap Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	18.92%
Past 5 years	14.88%
Past 10 years	10.42%
Fidelity Advisor Mega Cap Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.39%
Past 5 years	13.06%
Past 10 years	8.45%
Fidelity Advisor Mega Cap Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.57%
Past 5 years	11.43%
Past 10 years	7.87%
Fidelity Advisor Mega Cap Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	24.21%
Past 5 years	15.36%
Past 10 years	10.42%
Fidelity Advisor Mega Cap Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.43%
Past 5 years	15.13%
Past 10 years	10.41%
Fidelity Advisor Mega Cap Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.46%
Past 5 years	16.55%
Past 10 years	11.38%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	26.63%
Past 5 years	16.70%
Past 10 years	11.53%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
RS009
Average Annual Return:
Past 1 year	29.85%
Past 5 years	16.53%
Past 10 years	12.70%